Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS High Income VIP
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 97.0%
Communication Services 16.2%
Altice France Holding SA:
144A, 6.0%, 2/15/2028	200,000	197,058
144A, 10.5%, 5/15/2027	200,000	224,944
Altice France SA:
144A, 5.5%, 1/15/2028	200,000	204,948
144A, 7.375%, 5/1/2026	710,000	738,471
144A, 8.125%, 2/1/2027	200,000	219,220
Arches Buyer, Inc.:
144A, 4.25%, 6/1/2028	30,000	29,946
144A, 6.125%, 12/1/2028	15,000	15,450
Avaya, Inc., 144A, 6.125%, 9/15/2028	130,000	138,003
CCO Holdings LLC:
144A, 4.75%, 3/1/2030	140,000	145,075
144A, 5.0%, 2/1/2028	150,000	158,648
144A, 5.125%, 5/1/2027	275,000	290,762
Clear Channel Worldwide Holdings, Inc.:
144A, 5.125%, 8/15/2027	320,000	321,840
9.25%, 2/15/2024	34,000	35,370
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027	200,000	198,126
CommScope, Inc.:
144A, 5.5%, 3/1/2024	130,000	134,063
144A, 7.125%, 7/1/2028	75,000	79,656
144A, 8.25%, 3/1/2027	130,000	139,100
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028	155,000	167,420
CSC Holdings LLC:
144A, 5.5%, 4/15/2027	345,000	362,371
144A, 5.75%, 1/15/2030	200,000	210,649
144A, 6.5%, 2/1/2029	200,000	221,000
Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026	45,000	32,400
DISH DBS Corp.:
5.875%, 11/15/2024	96,000	100,399
7.375%, 7/1/2028	50,000	52,453
7.75%, 7/1/2026	90,000	99,336
Endure Digital, Inc., 144A, 6.0%, 2/15/2029	145,000	141,723
Entercom Media Corp., 144A, 6.75%, 3/31/2029	55,000	57,115
Frontier Communications Corp.:
144A, 5.0%, 5/1/2028	165,000	168,033
144A, 5.875%, 10/15/2027	75,000	79,500
144A, 6.75%, 5/1/2029	90,000	94,923
iHeartCommunications, Inc., 144A, 5.25%, 8/15/2027	125,000	128,576
Lamar Media Corp., 4.875%, 1/15/2029	80,000	83,400
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	210,000	223,891
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029	70,000	67,390
144A, 5.0%, 8/15/2027	140,000	141,400
QualityTech LP, 144A, 3.875%, 10/1/2028	140,000	139,300

Radiate Holdco LLC:
144A, 4.5%, 9/15/2026		55,000	55,619
144A, 6.5%, 9/15/2028		210,000	221,749
Telecom Italia Capital SA, 6.375%, 11/15/2033		155,000	182,444
T-Mobile U.S.A., Inc., 3.5%, 4/15/2031		55,000	55,413
Uber Technologies, Inc.:
144A, 6.25%, 1/15/2028		25,000	27,230
144A, 7.5%, 5/15/2025		120,000	129,500
144A, 7.5%, 9/15/2027		50,000	55,229
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		135,000	137,222
144A, 5.625%, 4/15/2027		120,000	125,870
144A, 6.5%, 7/15/2028		105,000	110,571
Virgin Media Secured Finance PLC:
144A, 5.5%, 8/15/2026		215,000	223,085
144A, 5.5%, 5/15/2029		345,000	366,131
Vodafone Group PLC, 7.0% (b), 4/4/2079		185,000	223,105
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	370,000	427,391
Ziggo BV, 144A, 4.875%, 1/15/2030		290,000	296,419
			8,478,937
Consumer Discretionary 21.4%
Asbury Automotive Group, Inc.:
4.5%, 3/1/2028		25,000	25,573
4.75%, 3/1/2030		25,000	25,825
Beacon Roofing Supply, Inc., 144A, 4.875%, 11/1/2025		200,000	204,500
Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027		35,000	36,225
Boyd Gaming Corp.:
4.75%, 12/1/2027		130,000	132,500
144A, 8.625%, 6/1/2025		120,000	133,440
Caesars Entertainment, Inc.:
144A, 6.25%, 7/1/2025		270,000	287,824
144A, 8.125%, 7/1/2027		410,000	452,125
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025		20,000	21,106
Carnival Corp.:
144A, 5.75%, 3/1/2027		170,000	174,463
144A, 7.625%, 3/1/2026		98,000	105,281
144A, 9.875%, 8/1/2027		130,000	153,061
144A, 10.5%, 2/1/2026		80,000	94,100
144A, 11.5%, 4/1/2023		145,000	166,206
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	100,000	121,374
REG S, 4.375%, 5/15/2026	EUR	200,000	242,749
144A, 6.25%, 5/15/2026		55,000	58,412
144A, 6.75%, 5/15/2025		80,000	85,576
144A, 8.5%, 5/15/2027		55,000	59,194
Dana, Inc.:
5.375%, 11/15/2027		55,000	57,750
5.625%, 6/15/2028		25,000	26,750
Empire Communities Corp., 144A, 7.0%, 12/15/2025		80,000	84,300
Ford Motor Co.:
4.346%, 12/8/2026		160,000	168,600
8.5%, 4/21/2023		90,000	100,350
9.0%, 4/22/2025		285,000	345,168
9.625%, 4/22/2030		170,000	237,242

Ford Motor Credit Co. LLC:
3.375%, 11/13/2025	209,000	212,553
5.113%, 5/3/2029	200,000	214,690
5.125%, 6/16/2025	230,000	248,400
Foundation Building Materials, Inc., 144A, 6.0%, 3/1/2029	110,000	108,625
Group 1 Automotive, Inc., 144A, 4.0%, 8/15/2028	100,000	99,375
Hilton Domestic Operating Co., Inc.:
144A, 3.75%, 5/1/2029	240,000	237,600
144A, 4.0%, 5/1/2031	30,000	30,000
4.875%, 1/15/2030	139,000	147,451
144A, 5.375%, 5/1/2025	30,000	31,620
IAA, Inc., 144A, 5.5%, 6/15/2027	75,000	78,656
Jaguar Land Rover Automotive PLC, 144A, 5.875%, 1/15/2028	200,000	203,000
Kronos Acquisition Holdings, Inc.:
144A, 5.0%, 12/31/2026	20,000	20,000
144A, 7.0%, 12/31/2027	45,000	43,127
L Brands, Inc.:
144A, 6.625%, 10/1/2030	70,000	79,926
144A, 6.875%, 7/1/2025	110,000	122,232
6.875%, 11/1/2035	80,000	95,343
144A, 9.375%, 7/1/2025	60,000	74,700
Lithia Motors, Inc., 144A, 4.625%, 12/15/2027	140,000	145,425
M/I Homes, Inc., 4.95%, 2/1/2028	130,000	134,631
Macy's Retail Holdings LLC, 144A, 5.875%, 4/1/2029	45,000	46,145
Marriott Ownership Resorts, Inc., 144A, 6.125%, 9/15/2025	150,000	159,319
Mattel, Inc., 144A, 3.375%, 4/1/2026	75,000	77,433
Meritor, Inc.:
144A, 4.5%, 12/15/2028	15,000	15,045
6.25%, 2/15/2024	29,000	29,513
144A, 6.25%, 6/1/2025	40,000	42,600
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024	100,000	94,375
144A, 5.875%, 3/15/2026	250,000	252,500
NCL Finance Ltd., 144A, 6.125%, 3/15/2028	60,000	61,125
Newell Brands, Inc., 4.7%, 4/1/2026	440,000	485,492
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	108,000	114,750
Prestige Brands, Inc., 144A, 5.125%, 1/15/2028	90,000	94,373
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/2029	80,000	82,600
Rent-A-Center, Inc., 144A, 6.375%, 2/15/2029	50,000	53,000
Royal Caribbean Cruises Ltd.:
144A, 5.5%, 4/1/2028	110,000	110,550
144A, 9.125%, 6/15/2023	210,000	231,405
144A, 10.875%, 6/1/2023	110,000	126,533
144A, 11.5%, 6/1/2025	50,000	58,313
Scientific Games International, Inc.:
144A, 7.0%, 5/15/2028	175,000	187,007
144A, 7.25%, 11/15/2029	125,000	135,625
SeaWorld Parks & Entertainment, Inc., 144A, 9.5%, 8/1/2025	100,000	108,683
Spectrum Brands, Inc., 144A, 5.0%, 10/1/2029	30,000	31,650
Staples, Inc., 144A, 7.5%, 4/15/2026	210,000	221,497
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026	105,000	109,725
Suburban Propane Partners LP, 5.75%, 3/1/2025	105,000	106,706
Taylor Morrison Communities, Inc.:
144A, 5.125%, 8/1/2030	75,000	79,688
144A, 5.75%, 1/15/2028	170,000	187,263
Tenneco, Inc., 144A, 7.875%, 1/15/2029	13,000	14,589

TRI Pointe Group, Inc.:
5.25%, 6/1/2027	55,000	58,850
5.7%, 6/15/2028	80,000	88,417
United Rentals North America, Inc., 5.25%, 1/15/2030	80,000	86,824
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027	160,000	166,499
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	100,000	106,625
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027	105,000	102,638
144A, 7.0%, 2/15/2029	30,000	30,891
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029	15,000	15,155
White Cap Buyer LLC, 144A, 6.875%, 10/15/2028	60,000	63,701
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028	60,000	61,125
Wolverine World Wide, Inc., 144A, 6.375%, 5/15/2025	150,000	159,750
Wyndham Destinations, Inc.:
5.65%, 4/1/2024	105,000	113,527
6.6%, 10/1/2025	59,000	66,080
144A, 6.625%, 7/31/2026	120,000	136,242
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028	50,000	50,575
Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025	100,000	105,650
Wynn Macau Ltd.:
144A, 5.5%, 1/15/2026	200,000	208,750
144A, 5.625%, 8/26/2028	200,000	209,060
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029	140,000	143,290
		11,218,201
Consumer Staples 2.6%
Albertsons Companies, Inc.:
144A, 4.625%, 1/15/2027	200,000	207,289
144A, 5.875%, 2/15/2028	60,000	63,975
Chobani LLC, 144A, 4.625%, 11/15/2028	30,000	30,600
Edgewell Personal Care Co., 144A, 5.5%, 6/1/2028	70,000	73,920
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030	60,000	66,405
144A, 6.5%, 4/15/2029	132,000	149,094
144A, 6.75%, 2/15/2028	235,000	257,325
Kraft Heinz Foods Co., 4.25%, 3/1/2031	110,000	121,103
Pilgrim's Pride Corp., 144A, 5.875%, 9/30/2027	230,000	246,491
TreeHouse Foods, Inc., 4.0%, 9/1/2028	60,000	60,424
U.S. Foods, Inc., 144A, 4.75%, 2/15/2029	90,000	90,000
		1,366,626
Energy 14.1%
Antero Midstream Partners LP:
5.375%, 9/15/2024	95,000	95,831
144A, 5.75%, 3/1/2027	130,000	130,029
144A, 5.75%, 1/15/2028	90,000	90,000
Antero Resources Corp.:
144A, 7.625%, 2/1/2029	165,000	175,725
144A, 8.375%, 7/15/2026	65,000	71,662
Apache Corp.:
4.875%, 11/15/2027	55,000	56,375
5.1%, 9/1/2040	57,000	55,718
Archrock Partners LP:
144A, 6.25%, 4/1/2028	220,000	223,476
144A, 6.875%, 4/1/2027	110,000	114,675
Ascent Resources Utica Holdings LLC, 144A, 8.25%, 12/31/2028	65,000	67,600
Blue Racer Midstream LLC, 144A, 7.625%, 12/15/2025	40,000	43,109
Buckeye Partners LP, 144A, 4.5%, 3/1/2028	80,000	80,200

Cheniere Energy Partners LP:
4.5%, 10/1/2029	272,000	282,069
5.625%, 10/1/2026	80,000	83,656
Cheniere Energy, Inc., 144A, 4.625%, 10/15/2028	25,000	25,964
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	135,000	140,289
144A, 7.25%, 3/14/2027	100,000	107,411
Comstock Resources, Inc.:
144A, 6.75%, 3/1/2029	175,000	179,375
144A, 7.5%, 5/15/2025	18,000	18,675
Continental Resources, Inc., 144A, 5.75%, 1/15/2031	65,000	73,441
DCP Midstream Operating LP:
5.125%, 5/15/2029	80,000	85,076
5.375%, 7/15/2025	367,000	397,690
5.625%, 7/15/2027	50,000	54,284
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026	155,000	160,859
144A, 5.75%, 1/30/2028	35,000	36,971
144A, 6.625%, 7/15/2025	35,000	37,406
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029	50,000	48,723
144A, 4.75%, 1/15/2031	75,000	72,750
5.5%, 7/15/2028	55,000	57,736
144A, 6.0%, 7/1/2025	140,000	150,675
144A, 6.5%, 7/1/2027	80,000	86,980
EQT Corp.:
5.0%, 1/15/2029	85,000	90,950
7.625%, 2/1/2025	105,000	120,843
8.5%, 2/1/2030	135,000	172,165
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	155,000	166,578
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	155,000	156,356
144A, 6.0%, 2/1/2031	110,000	111,650
144A, 6.25%, 11/1/2028	35,000	36,050
Indigo Natural Resources LLC, 144A, 5.375%, 2/1/2029	120,000	118,225
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029	55,000	57,750
5.625%, 5/1/2027	65,000	67,925
NuStar Logistics LP:
5.75%, 10/1/2025	80,000	85,642
6.375%, 10/1/2030	55,000	59,469
Occidental Petroleum Corp.:
5.5%, 12/1/2025	135,000	142,762
5.55%, 3/15/2026	105,000	111,048
6.125%, 1/1/2031	255,000	281,571
6.45%, 9/15/2036	105,000	115,895
6.625%, 9/1/2030	225,000	252,855
8.0%, 7/15/2025 (c)	175,000	200,888
8.5%, 7/15/2027	100,000	118,500
Parkland Corp., 144A, 5.875%, 7/15/2027	80,000	85,300
Range Resources Corp.:
144A, 8.25%, 1/15/2029	190,000	203,300
9.25%, 2/1/2026	50,000	54,326
Rattler Midstream LP, 144A, 5.625%, 7/15/2025	75,000	78,309
Southwestern Energy Co.:
6.45%, 1/23/2025	140,000	150,279
7.75%, 10/1/2027 (c)	100,000	106,875
8.375%, 9/15/2028	50,000	54,875

Sunoco LP:
144A, 4.5%, 5/15/2029	56,000	55,790
5.875%, 3/15/2028	35,000	36,632
6.0%, 4/15/2027	52,000	54,405
Superior Plus LP, 144A, 4.5%, 3/15/2029	30,000	30,306
Targa Resources Partners LP:
144A, 4.875%, 2/1/2031	30,000	30,398
5.0%, 1/15/2028	265,000	275,931
5.5%, 3/1/2030	90,000	94,500
USA Compression Partners LP:
6.875%, 4/1/2026	142,000	145,639
6.875%, 9/1/2027	100,000	103,000
Western Midstream Operating LP, 4.35%, 2/1/2025	80,000	82,800
		7,414,217
Financials 2.3%
AG Issuer LLC, 144A, 6.25%, 3/1/2028	95,000	99,394
AmWINS Group, Inc., 144A, 7.75%, 7/1/2026	70,000	74,900
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026	200,000	224,158
LD Holdings Group LLC:
144A, 6.125%, 4/1/2028	15,000	15,186
144A, 6.5%, 11/1/2025	61,000	63,897
LPL Holdings, Inc., 144A, 4.625%, 11/15/2027	30,000	31,125
Navient Corp., 6.125%, 3/25/2024	393,000	416,089
OneMain Finance Corp.:
5.375%, 11/15/2029	80,000	85,100
8.875%, 6/1/2025	50,000	55,390
Quicken Loans LLC, 144A, 3.625%, 3/1/2029	120,000	115,500
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025	30,000	32,739
Shift4 Payments LLC, 144A, 4.625%, 11/1/2026	10,000	10,375
		1,223,853
Health Care 8.2%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029	250,000	259,430
AdaptHealth LLC:
144A, 4.625%, 8/1/2029	55,000	54,725
144A, 6.125%, 8/1/2028	80,000	84,800
Avantor Funding, Inc., 144A, 4.625%, 7/15/2028	25,000	26,109
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027	195,000	216,328
144A, 9.25%, 4/1/2026	135,000	149,580
Bausch Health Companies, Inc.:
144A, 5.25%, 2/15/2031	50,000	49,761
144A, 6.125%, 4/15/2025	150,000	153,780
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027	125,000	130,937
Centene Corp.:
2.5%, 3/1/2031	75,000	71,626
4.625%, 12/15/2029	275,000	297,634
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	65,000	65,103
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031	115,000	112,343
144A, 5.625%, 3/15/2027	60,000	62,850
144A, 6.0%, 1/15/2029	65,000	68,738
144A, 6.875%, 4/15/2029	90,000	94,218
144A, 8.125%, 6/30/2024	180,000	188,829
Emergent BioSolutions, Inc., 144A, 3.875%, 8/15/2028	35,000	34,213

Encompass Health Corp.:
4.5%, 2/1/2028	45,000	46,085
4.75%, 2/1/2030	137,000	140,932
Endo Luxembourg Finance Company I S.a r.l., 144A, 6.125%, 4/1/2029	70,000	70,613
HCA, Inc., 5.625%, 9/1/2028	150,000	172,500
Hill-Rom Holdings, Inc., 144A, 4.375%, 9/15/2027	85,000	87,550
IQVIA, Inc., 144A, 5.0%, 5/15/2027	220,000	232,275
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	225,000	221,625
Molina Healthcare, Inc.:
144A, 3.875%, 11/15/2030	75,000	77,156
144A, 4.375%, 6/15/2028	100,000	102,896
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	50,000	53,375
RegionalCare Hospital Partners Holdings, Inc., 144A, 9.75%, 12/1/2026	60,000	64,950
RP Escrow Issuer LLC, 144A, 5.25%, 12/15/2025	45,000	46,631
Select Medical Corp., 144A, 6.25%, 8/15/2026	125,000	132,845
Syneos Health, Inc., 144A, 3.625%, 1/15/2029	100,000	97,250
Tenet Healthcare Corp.:
4.625%, 7/15/2024	50,000	51,035
144A, 4.875%, 1/1/2026	190,000	197,554
144A, 5.125%, 11/1/2027	150,000	156,855
144A, 6.125%, 10/1/2028	85,000	88,719
144A, 6.25%, 2/1/2027	75,000	79,190
144A, 7.5%, 4/1/2025	50,000	53,984
		4,295,024
Industrials 11.3%
Aadvantage Loyalty IP Ltd.:
144A, 5.5%, 4/20/2026	140,000	145,697
144A, 5.75%, 4/20/2029	135,000	143,593
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/2028	30,000	29,738
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	159,000	165,757
144A, 6.0%, 10/15/2022	73,000	73,000
144A, 7.5%, 3/15/2025	95,000	93,456
Brundage-Bone Concrete Pumping Holdings, Inc., 144A, 6.0%, 2/1/2026	55,000	57,338
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026	30,000	30,975
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028	100,000	103,250
Cimpress PLC, 144A, 7.0%, 6/15/2026	150,000	158,355
Clark Equipment Co., 144A, 5.875%, 6/1/2025	55,000	58,162
Colfax Corp., 144A, 6.375%, 2/15/2026	71,000	75,526
Covanta Holding Corp., 5.0%, 9/1/2030	195,000	196,950
CP Atlas Buyer, Inc., 144A, 7.0%, 12/1/2028	28,000	29,429
Delta Air Lines, Inc.:
144A, 4.5%, 10/20/2025	80,000	85,392
144A, 4.75%, 10/20/2028	180,000	195,731
144A, 7.0%, 5/1/2025	120,000	138,235
EnerSys, 144A, 4.375%, 12/15/2027	90,000	92,025
Forterra Finance LLC, 144A, 6.5%, 7/15/2025	30,000	32,250
Fortress Transportation and Infrastructure Investors LLC, 144A, 9.75%, 8/1/2027	30,000	34,163
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025	80,000	81,200
144A, 4.25%, 6/1/2025	40,000	41,200
144A, 5.125%, 12/15/2026	50,000	52,688
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	45,000	47,817
Hillenbrand, Inc., 5.75%, 6/15/2025	160,000	170,800
Howmet Aerospace, Inc., 6.875%, 5/1/2025	140,000	162,225
Itron, Inc., 144A, 5.0%, 1/15/2026	140,000	143,430

Jaguar Holding Co. II:
144A, 4.625%, 6/15/2025	55,000	57,382
144A, 5.0%, 6/15/2028	45,000	46,868
Masonite International Corp., 144A, 5.375%, 2/1/2028	74,000	78,532
MasTec, Inc., 144A, 4.5%, 8/15/2028	60,000	62,250
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	130,000	142,512
Moog, Inc., 144A, 4.25%, 12/15/2027	160,000	163,200
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029 (d)	95,000	97,451
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	165,000	173,456
Owens & Minor, Inc., 144A, 4.5%, 3/31/2029	55,000	55,275
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027	70,000	67,900
144A, 5.75%, 4/15/2026	135,000	146,077
144A, 6.25%, 1/15/2028	275,000	286,272
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028	155,000	157,623
Spirit AeroSystems, Inc., 144A, 7.5%, 4/15/2025	50,000	53,785
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	190,000	214,700
Summit Materials LLC, 144A, 5.25%, 1/15/2029	30,000	31,313
TransDigm, Inc.:
144A, 4.625%, 1/15/2029	85,000	83,814
5.5%, 11/15/2027	115,000	119,040
144A, 6.25%, 3/15/2026	335,000	355,167
Triton Water Holdings, Inc., 144A, 6.25%, 4/1/2029	35,000	35,700
Triumph Group, Inc., 144A, 6.25%, 9/15/2024	42,000	42,617
U.S. Concrete, Inc., 144A, 5.125%, 3/1/2029	30,000	30,900
Vertical U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	200,000	209,375
Vine Energy Holdings LLC, 144A, 6.75%, 4/15/2029 (d)	400,000	400,000
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025	40,000	43,740
144A, 7.25%, 6/15/2028	105,000	117,221
		5,910,552
Information Technology 1.6%
Austin BidCo, Inc., 144A, 7.125%, 12/15/2028	30,000	30,525
Banff Merger Sub, Inc., 144A, 9.75%, 9/1/2026	75,000	79,875
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	60,000	64,350
Camelot Finance SA, 144A, 4.5%, 11/1/2026	55,000	56,866
Microchip Technology, Inc., 144A, 4.25%, 9/1/2025	140,000	146,265
NCR Corp., 144A, 5.125%, 4/15/2029 (d)	190,000	191,426
Presidio Holdings, Inc.:
144A, 4.875%, 2/1/2027	50,000	51,251
144A, 8.25%, 2/1/2028	30,000	32,625
Science Applications International Corp., 144A, 4.875%, 4/1/2028	30,000	31,012
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027	85,000	90,529
Unisys Corp., 144A, 6.875%, 11/1/2027	41,000	44,895
		819,619
Materials 10.1%
Arconic Corp., 144A, 6.125%, 2/15/2028	185,000	197,025
Cascades, Inc.:
144A, 5.125%, 1/15/2026	10,000	10,613
144A, 5.375%, 1/15/2028	90,000	94,500
Chemours Co.:
5.375%, 5/15/2027	95,000	100,700
144A, 5.75%, 11/15/2028	290,000	305,345
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028	80,000	80,600
144A, 5.375%, 2/1/2025	110,000	116,600

Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029	31,000	30,947
144A, 4.875%, 3/1/2031	91,000	90,773
144A, 6.75%, 3/15/2026	125,000	135,937
Coeur Mining, Inc., 144A, 5.125%, 2/15/2029	60,000	57,357
Constellium SE, 144A, 5.75%, 5/15/2024	250,000	253,125
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026	200,000	207,000
144A, 6.875%, 10/15/2027	300,000	321,750
Freeport-McMoRan, Inc.:
4.125%, 3/1/2028	270,000	283,824
4.25%, 3/1/2030	150,000	159,750
4.375%, 8/1/2028	90,000	95,467
4.625%, 8/1/2030	90,000	97,940
5.0%, 9/1/2027	105,000	111,573
5.4%, 11/14/2034	70,000	83,336
HB Fuller Co., 4.25%, 10/15/2028	50,000	50,803
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026	60,000	62,359
144A, 6.125%, 4/1/2029	100,000	106,750
Illuminate Buyer LLC, 144A, 9.0%, 7/1/2028	20,000	22,506
Ingevity Corp., 144A, 3.875%, 11/1/2028	70,000	67,900
Kaiser Aluminum Corp., 144A, 4.625%, 3/1/2028	70,000	71,649
Kraton Polymers LLC, 144A, 4.25%, 12/15/2025	65,000	65,244
LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026	100,000	107,125
Mauser Packaging Solutions Holding Co., 144A, 7.25%, 4/15/2025	105,000	105,000
Mercer International, Inc., 144A, 5.125%, 2/1/2029	10,000	10,360
Methanex Corp.:
5.125%, 10/15/2027	180,000	184,050
5.25%, 12/15/2029	50,000	51,572
Nouryon Holding BV, 144A, 8.0%, 10/1/2026	150,000	159,562
Novelis Corp.:
144A, 4.75%, 1/30/2030	375,000	386,512
144A, 5.875%, 9/30/2026	230,000	240,062
Resolute Forest Products, Inc., 144A, 4.875%, 3/1/2026	55,000	55,138
Tronox Finance PLC, 144A, 5.75%, 10/1/2025	266,000	277,473
Tronox, Inc.:
144A, 4.625%, 3/15/2029	370,000	370,462
144A, 6.5%, 5/1/2025	30,000	32,175
United States Steel Corp., 6.875%, 3/1/2029	15,000	15,338
		5,276,202
Real Estate 5.2%
Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028	120,000	129,750
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029	60,000	60,747
144A, (REIT), 5.0%, 7/15/2028	75,000	76,687
144A, (REIT), 5.25%, 7/15/2030	100,000	103,180
iStar, Inc.:
(REIT), 4.25%, 8/1/2025	100,000	100,690
(REIT), 4.75%, 10/1/2024	170,000	176,869
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 3.875%, 2/15/2029	90,000	89,651
144A, (REIT), 4.625%, 6/15/2025	233,000	245,745
(REIT), 5.75%, 2/1/2027	310,000	341,755
MPT Operating Partnership LP:
(REIT), 3.5%, 3/15/2031	105,000	103,039
(REIT), 4.625%, 8/1/2029	140,000	147,284

Realogy Group LLC:
144A, 5.75%, 1/15/2029	190,000	187,387
144A, 7.625%, 6/15/2025	185,000	201,983
Service Properties Trust:
(REIT), 5.5%, 12/15/2027	135,000	142,794
(REIT), 7.5%, 9/15/2025	160,000	181,828
Uniti Group LP:
144A, (REIT), 6.0%, 4/15/2023	60,000	60,975
144A, (REIT), 6.5%, 2/15/2029	75,000	74,063
144A, (REIT), 7.875%, 2/15/2025	110,000	118,882
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	10,000	10,181
144A, (REIT), 3.75%, 2/15/2027	30,000	30,000
144A, (REIT), 4.125%, 8/15/2030	155,000	156,348
144A, (REIT), 4.625%, 12/1/2029	16,000	16,598
		2,756,436
Utilities 4.0%
AmeriGas Partners LP:
5.5%, 5/20/2025	205,000	222,937
5.75%, 5/20/2027	110,000	119,900
Calpine Corp.:
144A, 4.5%, 2/15/2028	200,000	201,680
144A, 4.625%, 2/1/2029	30,000	29,229
Clearway Energy Operating LLC:
144A, 3.75%, 2/15/2031	60,000	57,563
144A, 4.75%, 3/15/2028	115,000	119,645
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	210,000	221,025
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	145,000	141,375
144A, 5.25%, 6/15/2029	157,000	167,990
5.75%, 1/15/2028	200,000	212,500
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	90,000	91,463
Pike Corp., 144A, 5.5%, 9/1/2028	30,000	30,525
Talen Energy Supply LLC:
144A, 7.25%, 5/15/2027	190,000	194,248
144A, 7.625%, 6/1/2028	60,000	60,750
Vistra Operations Co. LLC:
144A, 5.0%, 7/31/2027	190,000	195,704
144A, 5.625%, 2/15/2027	55,000	57,166
		2,123,700
Total Corporate Bonds (Cost $48,750,067)		50,883,367

Loan Participations and Assignments 0.5%
Senior Loans (b)
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 5.25%, 6/21/2024	169,121	166,860
Flex Acquisition Co., Inc., Term Loan, 1-month USD-LIBOR + 3.5%, 4.0%, 2/23/2028	80,931	80,059
Total Loan Participations and Assignments (Cost $247,002)		246,919
	Shares	Value ($)

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	287	1,013

Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $244,285)	1,100	84,379

Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (f) (g) (Cost $315,745)	315,745	315,745

Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 0.04% (f) (Cost $1,086,723)	1,086,723	1,086,723

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $50,643,822)	100.3	52,618,146
Other Assets and Liabilities, Net	(0.3)	(179,191)
Net Assets	100.0	52,438,955
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (f) (g)
633,205	—	317,460 (h)	—	—	110	—	315,745	315,745
Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 0.04% (f)
843,071	6,605,448	6,361,796	—	—	129	—	1,086,723	1,086,723
1,476,276	6,605,448	6,679,256	—	—	239	—	1,402,468	1,402,468
*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $303,329, which is 0.6% of net assets.
(d)	When-issued, delayed delivery or forward commitment securities included.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
At March 31, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	692,792	USD	815,837	4/30/2021	2,894	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$50,883,367	$—	$50,883,367
Loan Participations and Assignments	—	246,919	—	246,919
Common Stocks	1,013	—	—	1,013
Warrants	—	—	84,379	84,379
Short-Term Investments (a)	1,402,468	—	—	1,402,468
Derivatives
Forward Foreign Currency Contracts (b)	—	2,894	—	2,894
Total	$1,403,481	$51,133,180	$84,379	$52,621,040
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$ 2,894

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2HI-PH1
R-080548-1 (1/23)